Related party transactions - Schedule of Allowance for Credit Loss Provision Related to Amounts Due from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expected Credit Loss Provision Related To Amounts Due From to Related Parties [Abstract]
Balance at beginning of the year	¥ (302)	¥ (217)	¥ (302)
Current year provision	(67)	(100)	(219)
Current year reversal	111	15	304
Balance at end of the year	¥ (258)	¥ (302)	¥ (217)